OPTIONS AND WARRANTS (Details) - Schedule of Stockholders' Equity Note, Warrants or Rights - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Schedule of Stockholders' Equity Note, Warrants or Rights [Abstract]
Warrants Outstanding, Shares	7,561,820	5,113,990	2,717,258	0
Warrants Outstanding, Weighted-Average Exercise Price	$ 2.14	$ 1.71	$ 2.28	$ 0
WarrantsOutstandingWeightedAverageRemainingContractualTerm	3 years	3 years 219 days	6 years 7 days
Warrants Outstanding, Aggregate Intrinsic Value	$ 4,300,280	$ 6,041,436	$ 0	$ 0
Vested and expected to vest at December 31, 2014	7,561,820	5,113,990
Vested and expected to vest at December 31, 2014	$ 2.14	$ 1.71
WarrantsVestedAndExpectedToVestOutstandingWeightedAverageRemainingContractualTerm	3 years	3 years 219 days
Vested and expected to vest at December 31, 2014	$ 4,300,280	$ 6,041,436
Exercisable at December 31, 2014	7,561,820	5,113,990
Exercisable at December 31, 2014	$ 2.14	$ 1.71
WarrantsExercisableWeightedAverageRemainingContractualTerm	3 years	3 years 219 days
Exercisable at December 31, 2014	$ 4,300,280	$ 6,041,436
Warrants Granted, Shares	2,447,830	2,396,732	2,717,258
Warrants Granted, Weighted-Average Exercise Price	$ 3.04	$ 4.64	$ 2.28
Warrants Granted, Weighted-Average Remaining Contractual Term	2 years 146 days	2 years 18 days	7 years
Warrants Exercised, Shares	0	0	0
Warrants Exercised, Weighted-Average Exercise Price	$ 0	$ 0	$ 0
Warrants Canceled, Shares	0	0	0
Warrants Canceled, Weighted-Average Exercise Price	$ 0	$ 0	$ 0